UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21073

Bragg Capital Trust
(Exact name of registrant as specified in charter)

1031 South Caldwell Street
Suite 200
Charlotte, NC 28203
 (Address of principal executive offices)(zip code)

1031 South Caldwell Street
Suite 200
Charlotte, NC 28203
 (Name and address of agent for service)

Registrant's telephone number, including area code: (704) 714-7711

Date of fiscal year end: May 31

Date of reporting period: February 29, 2016

Item 1. Schedule of Investments

Queens Road Value Fund
SCHEDULE OF INVESTMENTS
As of 02/29/2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 86.7%
	AEROSPACE/DEFENSE – 4.7%
8,000	General Dynamics Corp.	$1,090,160
6,600	United Technologies Corp.	637,692
		1,727,852

	APPAREL – 2.5%
14,000	VF Corp.	911,540

	BANKS – 3.7%
14,500	Bank of New York Mellon Corp.	513,155
9,000	JPMorgan Chase & Co.	506,700
6,000	State Street Corp.	328,680
		1,348,535

	BEVERAGES – 3.9%
10,000	Constellation Brands, Inc., Class A	1,414,300

	BUILDING MATERIALS – 0.9%
6,380	Fortune Brands Home & Security, Inc.	320,404

	CHEMICALS – 2.1%
9,500	LyondellBasell Industries NV, Class A	761,995

	COMPUTERS – 3.0%
5,500	International Business Machines Corp.	720,665
15,000	NetApp, Inc.	372,600
		1,093,265

	COSMETICS/PERSONAL CARE – 3.9%
8,800	Procter & Gamble Co.	706,552
16,400	Unilever PLC ADR	702,248
		1,408,800

	DIVERSIFIED FINANCIAL SERVICES – 4.6%
18,000	American Express Co.	1,000,440
5,000	Ameriprise Financial, Inc.	419,750
3,900	T Rowe Price Group, Inc.	269,529
		1,689,719

	ELECTRIC – 5.0%
13,000	American Electric Power Co., Inc.	802,750
8,284	Duke Energy Corp.	615,335
8,400	Southern Co.	404,712
		1,822,797

	ELECTRONICS – 1.6%
3,400	Allegion PLC	214,200
20,000	Corning, Inc.	366,000
		580,200

Queens Road Value Fund
SCHEDULE OF INVESTMENTS
As of 02/29/2016 (Unaudited)

Number of Shares		Value

	FOOD – 1.6%
3,000	Kraft Heinz Co.	$231,060
9,000	Mondelez International, Inc., Class A	364,770
		595,830

	HEALTHCARE-PRODUCTS – 1.2%
2,300	Danaher Corp.	205,321
3,022	Medtronic PLC	233,873
		439,194

	HEALTHCARE-SERVICES – 2.6%
7,300	Anthem, Inc.	954,037

	HOLDING COMPANIES-DIVERSIFIED – 1.1%
28,800	Leucadia National Corp.	416,160

	HOUSEHOLD PRODUCTS/WARES – 4.4%
7,586	Clorox Co.	959,022
5,000	Kimberly-Clark Corp.	651,500
		1,610,522

	INSURANCE – 3.5%
3	Berkshire Hathaway, Inc., Class A*	607,665
10,000	Prudential Financial, Inc.	660,900
		1,268,565

	INTERNET – 1.3%
24,000	Symantec Corp.	463,440

	MEDIA – 4.9%
5,490	CBS Corp., Class B	265,606
5,166	Time Warner, Inc.	341,989
30,500	Twenty-First Century Fox, Inc.	824,110
10,000	Viacom, Inc., Class B	368,500
		1,800,205

	MISCELLANEOUS MANUFACTURING – 4.1%
5,100	3M Co.	800,037
10,200	Ingersoll-Rand PLC	566,712
3,076	Pentair PLC	146,756
		1,513,505

	OIL & GAS – 1.0%
4,700	Exxon Mobil Corp.	376,705

	PHARMACEUTICALS – 9.1%
5,000	Bristol-Myers Squibb Co.	309,650
9,000	GlaxoSmithKline PLC ADR	348,030
10,050	Johnson & Johnson	1,057,361
13,820	Merck & Co., Inc.	693,902
31,000	Pfizer, Inc.	919,770
		3,328,713

Queens Road Value Fund
SCHEDULE OF INVESTMENTS
As of 02/29/2016 (Unaudited)

Number of Shares		Value

	RETAIL – 1.4%
4,225	McDonald's Corp.	$495,128

	SEMICONDUCTORS – 2.1%
26,000	Intel Corp.	769,340

	SOFTWARE – 5.2%
19,500	Microsoft Corp.	992,160
25,000	Oracle Corp.	919,500
		1,911,660

	TELECOMMUNICATIONS – 6.6%
30,020	AT&T, Inc.	1,109,239
30,000	Cisco Systems, Inc.	785,400
10,000	Verizon Communications, Inc.	507,300
		2,401,939

	TRANSPORTATION – 0.7%
3,000	Union Pacific Corp.	236,580
	TOTAL COMMON STOCKS (Cost $20,775,821)	31,660,930

	EXCHANGE-TRADED FUNDS – 1.0%
	COMMODITY FUND – 1.0%
30,000	iShares Gold Trust*	359,700
	TOTAL EXCHANGE-TRADED FUNDS (Cost $295,770)	359,700

	SHORT-TERM INVESTMENTS – 11.7%
4,268,332	Invesco Short Term Investment Prime Portfolio, 0.35%**	4,268,332
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,268,332)	4,268,332

	TOTAL INVESTMENTS – 99.4% (Cost $25,339,923 )	36,288,962
	Other Assets in Excess of Liabilities – 0.6%	235,698
	TOTAL NET ASSETS –100.0%	$36,524,660

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-income Producing.
**	Variable rate security; the coupon rate shown represents the yield at February 29, 2016.

 See accompanying Notes to Schedule of Investments.

Queens Road Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of 02/29/2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 77.5%
	AEROSPACE/DEFENSE – 5.7%
35,398	Astronics Corp.*	$1,126,010
37,315	Cubic Corp.	1,311,249
68,412	Ducommun, Inc.*	983,765
30,179	Orbital ATK, Inc.	2,527,793
		5,948,817

	APPAREL – 3.5%
30,000	Deckers Outdoor Corp.*	1,696,800
62,805	Delta Apparel, Inc.*	1,060,148
106,487	Iconix Brand Group, Inc.*	926,437
		3,683,385

	BANKS – 1.9%
119,099	Hilltop Holdings, Inc.*	1,986,571

	CHEMICALS – 1.7%
25,482	American Vanguard Corp.	321,328
46,091	CSW Industrials, Inc.*	1,405,776
		1,727,104

	COMMERCIAL SERVICES – 0.3%
34,176	RPX Corp.*	338,684

	COMPUTERS – 3.8%
21,658	Digimarc Corp.*	655,588
32,000	DST Systems, Inc.	3,346,560
		4,002,148

	DISTRIBUTION/WHOLESALE – 1.5%
53,161	Essendant, Inc.	1,566,655

	ELECTRIC – 0.4%
8,508	MGE Energy, Inc.	412,978

	ELECTRICAL COMPONENTS & EQUIPMENT – 0.2%
12,800	Graham Corp.	235,136

	ELECTRONICS – 4.1%
37,317	Tech Data Corp.*	2,627,490
5,455	TTM Technologies, Inc.*	35,785
135,259	Vishay Intertechnology, Inc.	1,601,466
		4,264,741

	FOOD – 3.0%
66,900	Darling Ingredients, Inc.*	602,769
28,022	Sanderson Farms, Inc.	2,557,288
		3,160,057

Queens Road Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of 02/29/2016 (Unaudited)

Number of Shares		Value

	FOREST PRODUCTS & PAPER – 0.9%
29,560	Schweitzer-Mauduit International, Inc.	$893,303

	GAS – 4.2%
57,040	New Jersey Resources Corp.	1,974,725
21,641	South Jersey Industries, Inc.	550,763
50,500	UGI Corp.	1,866,480
		4,391,968

	HEALTHCARE-PRODUCTS – 4.0%
2,703	Atrion Corp.	1,015,652
50,000	STERIS PLC	3,216,000
		4,231,652

	INSURANCE – 7.6%
500	American National Insurance Co.	50,835
25,315	Crawford & Co., Class B	124,550
41,330	Endurance Specialty Holdings Ltd.	2,573,619
80,695	Horace Mann Educators Corp.	2,486,213
42,800	RLI Corp.	2,686,556
		7,921,773

	MACHINERY-CONSTRUCTION & MINING – 2.2%
66,942	Oshkosh Corp.	2,309,499

	MACHINERY-DIVERSIFIED – 3.6%
33,375	Graco, Inc.	2,613,930
43,733	Hurco Cos., Inc.	1,134,871
		3,748,801

	MEDIA – 3.5%
58,521	Meredith Corp.	2,545,078
30,996	Scholastic Corp.	1,085,790
		3,630,868

	METAL FABRICATE/HARDWARE – 0.8%
61,669	LB Foster Co.	847,332

	MISCELLANEOUS MANUFACTURING – 1.8%
6,000	Chase Corp.	282,120
57,431	Fabrinet*	1,639,655
		1,921,775

	PHARMACEUTICALS – 3.6%
61,416	Owens & Minor, Inc.	2,420,405
27,012	Prestige Brands Holdings, Inc.*	1,320,887
		3,741,292

	RETAIL – 6.4%
53,000	Cato Corp., Class A	1,918,600
82,883	Urban Outfitters, Inc.*	2,195,571

Queens Road Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of 02/29/2016 (Unaudited)

Number of Shares		Value

51,600	Vista Outdoor, Inc.*	$2,543,880
		6,658,051

	SEMICONDUCTORS – 2.7%
35,000	Synaptics, Inc.*	2,842,350

	SOFTWARE – 4.0%
42,961	CSG Systems International, Inc.	1,630,799
26,722	SYNNEX Corp.	2,512,670
		4,143,469

	TELECOMMUNICATIONS – 3.7%
27,833	Anixter International, Inc.*	1,192,088
70,678	Plantronics, Inc.	2,650,425
		3,842,513

	TEXTILES – 2.4%
23,864	UniFirst Corp.	2,515,504
	TOTAL COMMON STOCKS (Cost $56,260,043)	80,966,426

	EXCHANGE-TRADED FUNDS – 1.1%
	EQUITY FUND
13,100	iShares Russell 2000 Value ETF	1,132,364
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,224,399)	1,132,364

	MUTUAL FUNDS – 0.6%
56,846	Central Fund of Canada Ltd., Class A**	673,625
	TOTAL MUTUAL FUNDS (Cost $703,831)	673,625

	SHORT-TERM INVESTMENTS – 20.9%
21,791,794	Invesco Short Term Investment Prime Portfolio, 0.35%***	21,791,794
	TOTAL SHORT-TERM INVESTMENTS (Cost $21,791,794)	21,791,794

	TOTAL INVESTMENTS – 100.1% (Cost $79,980,067 )	104,564,209
	Liabilities in Excess of Other Assets – (0.1)%	(96,603)
	TOTAL NET ASSETS –100.0%	$104,467,606

*	Non-income Producing.
**	Passive foreign investment company.
***	Variable rate security; the coupon rate shown represents the yield at February 29, 2016.

 See accompanying Notes to Schedule of Investments.

Notes to Schedules of Investments

Federal Tax Information

At May 31, 2015, gross unrealized appreciation and depreciation of investments based on cost for federal income tax purposes were as follows:

	Value Fund	Small Cap Value Fund
Cost of Investments	$25,270,990	$52,266,903

Gross unrealized appreciation	$13,955,811	$28,147,772
Gross unrealized depreciation	(128,809)	(379,266)
Net unrealized appreciation on investments	$13,827,002	$27,768,506

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and timing differences in recognizing certain gains and losses in security transactions.

Security Valuation

Securities, including common stocks and exchange traded funds, which are traded on a national securities exchange are valued at the last quoted sales price, and generally classified as a Level 1 investment. Investments in mutual funds, including money market funds, are valued at the ending net asset value provided by the funds, and generally classified as a Level 1 investment. If there are no sales reported, the Funds’ portfolio securities will be valued using the last reported bid price. Short-term obligations are generally classified as a Level 2 investment. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Trust’s Board of Trustees, and generally classified as a Level 3 investment.

In accordance with accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common Stocks, Exchange-Traded Funds, and Mutual Funds are generally categorized as Level 1.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Fixed income securities, repurchase agreements, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Funds did not hold any Level 2 or Level 3 securities during the period ended February 29, 2016. There were no transfers into and out of any level during the current year. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The following is a summary of the inputs used to value the Funds’ net assets as of February 29, 2016:

Value Fund
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Security Type
Common Stocks*	$31,660,930	$-	$-	$31,660,930
Exchange-Traded Funds	359,700	-	-	359,700
Short-Term Investments	4,268,332	-	-	4,268,332
Total	$36,288,962	$-	$-	$36,288,962

Small Cap Value Fund
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Security Type
Common Stocks*	$80,966,426	$-	$-	$80,966,426
Exchange-Traded Funds	1,132,364			1,132,364
Mutual Funds	673,625	-	-	673,625
Short-Term Investments	21,791,794	-	-	21,791,794
Total	$104,564,209	$-	$-	$104,564,209

*	All sub-categories within common stocks represent Level 1 investments. See Schedules of Investments for industry categories.

Item 2. Controls and Procedures

a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bragg Capital Trust

/s/ Steven H. Scruggs
By: Steven H. Scruggs
President
April 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven H. Scruggs
By: Steven H. Scruggs
President
April 27, 2016

/s/ Benton S. Bragg
By: Benton S. Bragg
Treasurer
April 27, 2016